PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Subtotal	$ 7,677,386	$ 6,998,016	$ 7,154,114
Construction in progress	230,363	206,246	186,224
Less: Accumulated Depreciation and Amortization	(4,919,331)	(4,044,020)	(3,354,950)
Property and Equipment, Net	2,988,418	3,160,242	3,985,388
Land [Member]
Subtotal	61,022	61,078	61,234
Property and Buildings [Member]
Subtotal	432,163	432,562	433,666
Machinery and Equipment [Member]
Subtotal	4,829,290	4,370,095	4,516,145
Office and Electric Equipment [Member]
Subtotal	503,953	472,918	702,261
Automobiles [Member]
Subtotal	358,116	302,714	320,583
Leasehold Improvements [Member]
Subtotal	$ 1,492,842	$ 1,358,649	$ 1,120,225